2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Net loss	$ (22,959)	$ (219,343)	$ 14,012
Cash flows from operations	(19,861)	125,128	$ 48,422
Accumulated deficit	(23,474,066)	$ (23,451,107)
Funding requirements during the next twelve months	$ 115,000